Accounting Policies - Price Risk Derivatives (Details) - FLNG derivative - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Price Risk Derivatives [Line Items]
Unrealized gain/(loss) on oil and gas derivative instruments	$ 145,282	$ (39,400)
Realized and unrealized (loss)/gain on oil derivative instrument	145,282	(39,400)
FLNG
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	11,837	2,539
Realized and unrealized (loss)/gain on oil derivative instrument	$ 157,119	$ (36,861)